SUPPLEMENT DATED NOVEMBER 23, 2015
TO

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2015
FOR FUTURITY CORPORATE VUL
AND LARGE CASE VUL

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008
FOR CORPORATE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

Effective immediately, the following changes are made to the Prospectuses and Statements of Additional Information listed above.

The Service Office mailing address is changed to:

Delaware Life Insurance Company
Attn: Corporate Markets
1601 Trapelo Road, Suite 30
Waltham, MA 02451

The Company address is changed to:

Delaware Life Insurance Company
1601 Trapelo Road, Suite 30
Waltham, MA 02451

The address for Clarendon Insurance Agency, Inc. is changed to:

1601 Trapelo Road, Suite 30
Waltham, MA 02451

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.